Pneumoconiosis ("Black Lung") Obligations	12 Months Ended
Dec. 31, 2024
Self Insurance Reserve Disclosure [Abstract]
Pneumoconiosis ("Black Lung") Obligations

Note 10— Pneumoconiosis ("Black Lung") Obligations

The Company is responsible for medical and disability benefits for black lung disease under the Federal Coal Mine Health and Safety Act of 1969, as amended. Beginning on April 1, 2016 through May 31, 2018, the Company was insured under a guaranteed cost insurance policy, through a third-party insurance carrier, for black lung claims raised by any employee subsequent to the acquisition of certain assets of Walter Energy. Beginning on June 1, 2018 through May 31, 2020 and June 1, 2020 through May 31, 2024, the Company had a deductible policy where the Company is responsible for the first $0.5 million and first $2.0 million, respectively, for each black lung claim. Beginning June 1, 2024, the Company has a deductible policy where the Company is responsible for the first $2.0 million for each black lung claim.

In addition, in connection with the acquisition of certain assets of Walter Energy, the Company assumed all black lung liabilities of Walter Energy and its U.S. subsidiaries incurred prior to March 31, 2016, for which the Company is self-insured. Due to a limited operating history as a stand-alone company and as a result of being self-insured for these historical black lung claims, the Department of Labor ("DOL") required the Company to post $17.0 million in the form of Treasury bills or surety bonds as collateral, in addition to maintaining a black lung trust acquired in the Walter Energy acquisition. The Company received a letter from the DOL on February 21, 2020 under its new process for self-insurance renewals that would require it to increase the amount of collateral posted to $39.8 million, but the Company had appealed such increase. The Company received another letter from the DOL on December 8, 2021 requesting additional information to support its appeal of the collateral requested by the DOL. On February 9, 2022, the DOL held a conference call with representatives from the Company related to our appeal. On July 12, 2022, the Company received a decision on our appeal from the DOL lowering the amount of collateral required to be posted from $39.8 million to $28 million. The Company appealed this decision. In addition, on January 19, 2023, the DOL proposed revisions to regulations under the Black Lung Benefits Act governing authorization of self-insurers, which was then subsequently revised as part of the final rules published on December 12, 2024, which became effective on January 13, 2025. The final rules requires, among other requirements, all self-insured operators to post security of at least 100 percent of their projected black lung liabilities.

As of December 31, 2024 and December 31, 2023, the Company had $18.6 million of surety bonds, respectively, and $14.6 million and $9.0 million of collateral recognized as short term investments, respectively. There were also $1.4 million and $1.8 million of assets held in a black lung trust, which is offset against the long-term portion of the black lung obligations within the Balance Sheets as of December 31, 2024 and December 31, 2023, respectively. The estimated total black lung liabilities (net of black lung trust assets) were $36.6 million as of December 31, 2024, of which $2.2 million is classified in other current liabilities and the remainder of $34.5 million is shown as a long-term liability in a separate line item in the Balance Sheets. As of December 31, 2023, the estimated black lung liabilities (net of the black lung trust assets) were $28.8 million, of which $1.9 million is classified in other current liabilities and $27.0 million is classified as a long-term liability in a separate line item in the Balance Sheets. Accretion of the black lung liabilities is included in cost of other revenues on the Statements of Operations. The Company performs an annual evaluation of its black lung liabilities at each balance sheet date. The calculation uses assumptions regarding rates of successful claims, discount factors, benefit increases and mortality rates, among others. For the years ended December 31, 2024 and December 31, 2023, the change to the liability was primarily attributable to the net impact of changes in discount rates. For the years ended December 31, 2024 and December 31, 2023, the annual evaluation resulted in expense of $7.3 million or $0.14 per share and income of $1.4 million or $0.03 per share, respectively, which is included in costs of other revenues in the Statements of Operations.